SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Apr. 09, 2025	Apr. 02, 2025	Mar. 25, 2025	Mar. 17, 2025	Mar. 12, 2025	Mar. 06, 2025	Jan. 06, 2025	Mar. 31, 2025	Mar. 24, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 22, 2023
Subsequent Event [Line Items]
Proceeds from Convertible Debt						$ 1,200,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock par value								$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock share								1,617,745		1,300,197	1,230,246
Good Mood Studio Private Placement Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock par value					$ 0.0001
Purchase price					$ 200,000
Price per share					$ 2.50
Common stock share					80,000
Blue Ocean Fund Private Placement Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Purchase price					$ 300,000
Price per share					$ 2.50
Common stock share					120,000
Green Light Fund Private Placement Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Purchase price					$ 214,000
Price per share					$ 2.50
Common stock share					85,600
Subscription Agreements [Member]
Subsequent Event [Line Items]
Purchase price				$ 1,200,000
Class of Warrant or Right, Outstanding			660,000	480,000					1,000,000
Debt Securities									$ 2,500,000
Investment Company, Committed Capital			$ 1,650,000
Subscription Agreements [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.01	$ 0.01
Subsequent Event [Member]
Subsequent Event [Line Items]
Loan amount							$ 1,100,000
Purchase price							1,000,000
Subsequent Event [Member] | Purchase Arrangement [Member]
Subsequent Event [Line Items]
Investments							$ 10,000,000
Subsequent Event [Member] | Purchase Arrangement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock par value							$ 0.0001
Subsequent Event [Member] | Good Mood Studio Private Placement Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock par value					$ 0.0001
Purchase price					$ 200,000
Price per share					$ 2.50
Common stock share					80,000
Subsequent Event [Member] | Blue Ocean Fund Private Placement Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Purchase price					$ 300,000
Price per share					$ 2.50
Common stock share					120,000
Subsequent Event [Member] | Green Light Fund Private Placement Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Purchase price					$ 214,000
Price per share					$ 2.50
Common stock share					85,600
Subsequent Event [Member] | Subscription Agreements [Member]
Subsequent Event [Line Items]
Purchase price	$ 1,000,000	$ 1,000,000		$ 1,200,000
Class of Warrant or Right, Outstanding	400,000	400,000	660,000	480,000					560,000
Debt Securities									$ 1,400,000
Investment Company, Committed Capital			$ 1,650,000
Subsequent Event [Member] | Subscription Agreements [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01	$ 0.01	$ 0.01	$ 0.01